Risk Management Section - EU MR1: Market risk under Standardised Approach (Detail) - Standardised approach (SA) [member] - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016
Market Risk [Line Items]
RWA	€ 1,074	€ 1,081
Capital requirements	86	87
Foreign exchange risk [member]
Market Risk [Line Items]
RWA	1,074	1,081
Capital requirements	€ 86	€ 87